Income Tax and Social Contribution - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Income tax rate	34.00%
Maximum permitted tax loss carry forwards percentage	30.00%